Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Supplemental Cash Flow Information
Noncash activities are presented in Table 1.1, including information on transfers affecting MHFS, LHFS, and MSRs.

Table 1.1: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2015	2014	2013
Trading assets retained from securitizations of MHFS	$46,291	28,604	47,198
Capitalization of MSRs from sale of MHFS	1,736	1,302	3,616
Transfers from loans to MHFS	9,205	11,021	7,610
Transfers from loans to LHFS	90	9,849	274
Transfers from loans to foreclosed and other assets	3,274	4,094	4,470
Transfers from available-for-sale to held-to-maturity securities	4,972	1,810	6,042